Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings.
Borrowings

22.Borrowings

	2023	2022
	$’000	$'000
Non-current
Senior Notes	1,930,457	1,920,783
Bank borrowings	1,126,239	985,505
	3,056,696	2,906,288

Current
Senior Notes	26,912	27,060
Bank borrowings	107,110	213,576
Bank overdraft	675	—
Letters of credit	319,454	197,478
	454,151	438,114

Total borrowings	3,510,847	3,344,402

Reconciliation of cash and non-cash changes

	2023	2022	2021
	$’000	$’000	$’000

Opening balance – January 1	3,344,402	2,609,090	2,203,209
Additions through business combination	—	—	6,457
Interest expense (note 11)	362,381	256,208	174,876
Interest paid	(299,029)	(234,567)	(168,285)
Bank loans and bond proceeds received (net of transaction costs)	985,992	1,263,272	1,076,063
Bank loans and bonds repaid	(689,940)	(506,504)	(653,504)
Bank overdraft	612	—	3,208
Other transaction costs	(19,441)	(19,911)	(38,597)
Foreign exchange and other movements	(174,130)	(23,186)	5,663
Closing balance – December 31	3,510,847	3,344,402	2,609,090

22.1Analysis of borrowings

Debt is made up of the following:

					2023	2022
	Currency	Maturity date	Interest rate		$’000	$’000
Senior Notes
IHS Holding Limited	US Dollar	2026	5.63%		498,920	497,861
IHS Holding Limited	US Dollar	2028	6.25%		498,635	497,979
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		959,814	952,003

Bank borrowings
IHS Holding Term Loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	370,935	368,630
IHS (Nigeria) Limited	Nigerian Naira	2023	12.50	- 18.00%	—	57,448
INT Towers Ltd	Nigerian Naira	2024	2.50	% + 3M NIBOR	—	191,188
INT Towers Ltd	Nigerian Naira	2028	20.00%		186,302	—
IHS Côte d'Ivoire Ltd	CFA Franc	2024	5.00%		6,570	18,854
IHS Côte d'Ivoire Ltd	Euro	2024	3.00	% + 3M EURIBOR	4,841	14,217
IHS Zambia Ltd	US Dollar	2027	5.00	% + CAS + 3M SOFR	81,297	94,596
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2031	3.10	% + CDI	252,341	—
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2029	3.65	% + CDI	—	68,591
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2028	3.05	% + CDI	—	82,928
I-Systems Soluções de Infraestrutura S.A.	Brazilian Real	2030	2.45	- 2.50% + CDI	84,305	38,542
IHS Kuwait Limited	Kuwait Dinar	2029	2.00	% + 3M KIBOR	61,354	66,251
IHS Towers South Africa Proprietary Limited	South African Rand	2029	2.75	% + 3M JIBAR	185,404	197,836

Bank overdraft
IHS Towers South Africa Proprietary Limited	South African Rand	2024	11.50%		675	—

Letters of credit
IHS (Nigeria) Limited	US Dollar	2024	12.00	- 15.55%	98,918	66,047
INT Towers Ltd	US Dollar	2024	12.00	- 15.75%	219,418	128,063
ITNG Limited	US Dollar	2024	15.49%		23	987
Global Independent Connect Limited	US Dollar	2024	13.25	- 15.49%	1,095	1,330
Global Independent Connect Limited	Chinese Yuan	2023	12.05%		—	1,051
					3,510,847	3,344,402

i.Bank borrowings – new facilities, facility amendments and drawdowns during the reporting period

The Group is in compliance with the restrictive debt covenants related to the listed bonds and covenants related to external borrowings as at the year end. Approximate U.S. dollar equivalent values for non-USD denominated facilities stated below are translated from the currency of the debt at the relevant exchange rates on December 31, 2023.

IHS Holding (2020) Revolving Credit Facility

IHS Holding Limited is party to a $300.0 million revolving credit facility agreement, originally entered into in March 2020 (as amended and/or restated from time to time, including pursuant to an amendment and restatement agreement entered into in June 2021 and November 2023) (the “IHS Holding RCF”) and entered into between, amongst others, IHS Holding Limited as borrower, IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Towers NG Limited, IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., INT Towers Limited and IHS Nigeria as guarantors, Citibank Europe PLC, UK Branch as facility agent and certain financial institutions listed therein as original lenders.

In July 2023, the available commitments were increased to $300.0 million pursuant to the facility increase clause contained within the IHS Holding RCF. In November 2023, the IHS Holding RCF was further amended and restated to, among other things, extend the termination date to October 30, 2026.

As of December 31, 2023, there are no amounts drawn and outstanding under the IHS Holding RCF.

IHS Holding (2022) Bullet Term Loan Facility

IHS Holding Limited entered into a $600.0 million term loan agreement in October 2022 (as amended and/or restated from time to time, the “IHS Holding 2022 Term Loan”), between, amongst others, IHS Holding Limited as borrower, Citibank Europe plc, UK Branch as facility agent and certain financial institutions listed therein as original lenders. The loan is guaranteed by IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Towers NG Limited, IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., INT Towers Limited and IHS Nigeria.

In October 2023, the available commitments under the IHS Holding 2022 Term Loan were voluntarily reduced by $100.0 million and the availability period on the remaining balance in available commitments was extended to April 2024 from October 2023.

As of December 31, 2023, $370.0 million of the IHS Holding 2022 Term Loan was drawn down. The majority of the drawn proceeds have been applied toward the prepayment of the IHS Holding Bridge Facility and the U.S. dollar tranche of the Nigeria 2019 Facility. The undrawn portion as at year end of $130.0 million can be applied toward general corporate purposes.

Nigeria (2023) Term Loan

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into an up to NGN 165.0 billion (approximately $181.0 million) term loan agreement in January 2023 (as amended and/or restated from time to time the “Nigeria 2023 Term Loan”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Towers NG Limited and INT Towers as borrowers; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Nigeria, IHS Netherlands NG2 B.V., and Nigeria Tower Interco B.V. as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

The interest rate per annum is equal to 20% in the first year moving to a floating rate for the remainder of the term. This floating rate is defined by the Nigerian MPR plus a margin of 2.5% and is subject to a cap of 24% and floor of 18%. IHS Netherlands Holdco B.V. also pays certain other fees and costs, including agent fees.

The Nigeria 2023 Term Loan was drawn down for an original principal amount of NGN 124.5 billion (approximately $136.6 million), and funds borrowed under the loan were applied towards, inter alia, refinancing certain indebtedness of INT Towers, IHS Nigeria, and general corporate and working capital purposes.

As of January 3, 2023, the total commitments available under the Nigeria 2023 Term Loan were NGN 124.5 billion (approximately $136.6 million), which were increased in February 2023, by NGN 29.0 billion (approximately $31.8 million) and further increased in May 2023, by NGN 11.5 billion (approximately $12.6 million) pursuant to the facility increase clause contained within the loan agreement up to its total NGN 165.0 billion (approximately $181.0 million) capacity.

In January 2023, NGN 124.5 billion (approximately $136.6 million) was drawn down under the Nigeria 2023 Term Loan. Further drawdowns took place in March 2023, April 2023 and June 2023 for NGN 14.0 billion (approximately $15.4 million), NGN 15.0 billion (approximately $16.5 million) and NGN 11.5 billion (approximately $12.6 million) respectively.

As of December 31, 2023, NGN 165.0 billion (approximately $181.0 million) had been drawn down under this facility.

Nigeria (2023) Revolving Credit Facility

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into an up to NGN 55.0 billion (approximately $60.3 million) revolving credit facility agreement in January 2023 (as amended and/or restated from time to time the “Nigeria 2023 RCF”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Towers NG Limited and INT Towers as borrowers and guarantors; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Netherlands NG2 B.V., and Nigeria Tower Interco B.V. as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

The interest rate per annum is equal to 20% in the first year moving to a floating rate for the remainder of the term. This floating rate is defined by the Nigerian MPR plus a margin of 2.5% and is subject to a cap of 24% and floor of 18%. IHS Netherlands Holdco B.V. also pays certain other fees and costs, including agent fees.

As of January 3, 2023, the total commitments available under the Nigeria 2023 RCF were NGN 44.0 billion (approximately $48.3 million), which were further increased in February 2023, by NGN 11.0 billion (approximately $12.1 million) to NGN 55.0 billion (approximately $60.3 million), pursuant to the facility increase clause contained within the loan agreement.

As of December 31, 2023, there are no amounts drawn and outstanding under the Nigeria (2023) Revolving Credit Facility.

Repayment of the IHS (Nigeria) Local Facilities

On January 11, 2023, the following IHS (Nigeria) Limited local facilities were fully repaid:

(i)	IHSN NG1 Facility (a NGN 16.1 billion (approximately $17.7 million) facility entered into in March 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited).
(ii)	IHSN NG2 Facility (a NGN 10.0 billion (approximately $11.0 million) facility entered into in May 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited).

Repayment of the Nigeria (2019) term loan

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into a term loan agreement, originally dated September 3, 2019 (and as amended and/or restated from time to time, including pursuant to an amendment and restatement agreement dated September 29, 2021) (the “Nigeria 2019 Facility”). In January 2023, the full remaining principal amount of the Naira tranche of the Nigeria 2019 Facility of NGN 88.3 billion (approximately $96.9 million) (plus accrued interest) was prepaid.

I-Systems Facility drawdown

I-Systems Soluções de Infraestrutura S.A. (formerly known as Fiberco Soluções de Infraestrutura S.A.) (“I-Systems”) entered into a BRL 200.0 million (approximately $41.2 million) credit agreement, originally dated October 3, 2022 (as amended and/or restated from time to time, the “I-Systems Facility”). On October 13, 2022, Itau Unibanco S.A. provided an additional commitment in an aggregate amount of BRL 200.0 million (approximately $41.2 million) on the same terms, available in two tranches.

On February 3, 2023, I-Systems drew down a tranche of BRL 80.0 million (approximately $16.5 million) pursuant to the I-Systems Facility. The interest rate applicable on this tranche is CDI plus 2.45% (assuming a 252-day calculation basis). On March 31, 2023, I-Systems drew down a tranche of BRL 120.0 million (approximately $24.7 million) pursuant to the I-Systems Facility. The interest rate applicable on this tranche is CDI plus 2.50% (assuming a 252-day calculation basis). As of December 31, 2023, BRL 400 million (approximately $82.4 million) had been drawn down under this facility.

Repayment of the IHS Brasil - Cessão de Infraestruturas S.A. Facilities

IHS Brasil Participacoes Ltda entered into (and later assigned to IHS Brasil - Cessão de Infraestruturas S.A.) the following facilities: (a) a BRL 300.0 million (approximately $61.8 million) credit agreement originally in May 2021 (as amended and/or restated from time to time, the “IHS Brasil Facility 1”), and (b) a BRL 100.0 million (approximately $20.6 million) credit agreement originally in June 2021 (as amended and/or restated from time to time, the “IHS Brasil Facility 2” and, together with the IHS Brasil Facility 1, the “IHS Brasil Facilities”).

IHS Brasil - Cessão de Infraestruturas S.A. also entered into a BRL 495.0 million (approximately $102.0 million) credit agreement originally in April 2022 (as amended and/or restated from time to time, the “GTS Facility”).

In September 2023, we prepaid the full remaining principal amount of the IHS Brasil Facilities and the GTS Facility of BRL 713.6 million (approximately $147.1 million) (plus accrued interest) using the proceeds received following the issuance of the IHS Brasil Debentures.

IHS Brasil - Cessão de Infraestruturas S.A. Debentures

IHS Brasil - Cessão de Infraestruturas S.A. issued debentures for BRL 1,200.0 million (approximately $247.3 million), in September 2023 (as amended and/or restated from time to time, the “IHS Brasil Debentures”). The IHS Brasil Debentures amortize, starting from February 2026, semi-annually until maturity in August 2031.

The IHS Brasil Debentures contain customary information and financial covenants, including but not limited to the maintenance of specified net debt to EBITDA and interest cover ratios. They also contain customary negative covenants and restrictions including, but not limited to, dividends and other payments to shareholders, intercompany loans and capital reductions.

The IHS Brasil Debentures are  secured by a pledge over all shares owned by IHS Netherlands BR B.V. in IHS Brasil – Cessão de Infraestruturas S.A. and a pledge over the bank account where the companies’ receivables are deposited.

The IHS Brasil Debentures have an interest rate of CDI plus 3.10% (assuming a 252-day calculation basis) and will terminate in August 2031.

The proceeds from the issuance were used to refinance certain indebtedness of IHS Brasil - Cessão de Infraestruturas S.A. (including the IHS Brasil Facilities and the GTS Facility) and for general corporate and working capital purposes.

IHS Kuwait Facility drawdown

IHS Kuwait Limited entered into a loan agreement originally dated April 19, 2020 (as amended and/or restated from time to time) with a total commitment of KWD 26.0 million (approximately $84.6 million) (the “Kuwait Facility”).

The Kuwait Facility will terminate in April 2029, and as of December 31, 2023, KWD 21.8 million (approximately $70.9 million) of this facility was drawn down.

IHS South Africa Facility

IHS Towers South Africa Proprietary Limited (“IHS SA”) entered into a loan agreement originally in May 2022 (as amended and/or restated from time to time) with a total commitment of ZAR 3,470.0 million (approximately $189.0 million)  (the “IHS SA Facility”). In May 2023, IHS SA drew down ZAR 70.0 million (approximately $3.8 million) under the facility. As of December 31, 2023, ZAR 3,470 million (approximately $189.0 million) had been drawn down under this facility.

IHS South Africa Overdraft

IHS SA entered into a ZAR 350.0 million (approximately $19.1 million) overdraft facility agreement in October 2023 (the “IHS SA Overdraft”). The IHS SA Overdraft is governed by South African law and funds borrowed under the facility will be applied towards general corporate purposes. The IHS SA Overdraft will terminate in October 2024.

As of December 31, 2023, ZAR 11.3 million (approximately $0.6 million) has been drawn down under this facility.

CIV (2023) Term Loan

IHS Côte d’Ivoire S.A. entered into a facility agreement originally in December 2023 (as amended and/or restated from time to time) with, amongst others, certain financial institutions listed therein as original lenders, split into one tranche with a total commitment of €88.0 million (approximately $97.1 million) (the “CIV 2023 Euro Tranche”), and another tranche with a total commitment of XOF 11.2 billion (approximately $18.8 million) (the “CIV 2023 XOF Tranche” and, together with the CIV 2023 Euro Tranche, the “CIV 2023 Term Loan”). The CIV 2023 Term Loan is governed by French law. Funds under the facility are to be applied towards, inter alia, refinancing certain indebtedness of IHS Côte d’Ivoire S.A. (including the IHS Côte d’Ivoire S.A. Facility), general corporate and working capital purposes, and funding a settlement of intercompany loans.

The CIV Term Loan will terminate in December 2028. As of December 31, 2023, there are no amounts drawn under this facility.

ii.Letters of credit

As of December 31, 2023, IHS (Nigeria) Limited has utilized $98.9 million through funding under agreed letters of credit. These letters mature on March 31, 2024 and their interest rates range from 12.00% to 15.55%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.

As of December 31, 2023, INT Towers Limited has utilized $219.4 million through funding under agreed letters of credit. These letters mature on March 31, 2024 and their interest rates range from 12.00% to 15.75%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.

As of December 31, 2023, IHS Towers NG Limited has utilized $0.02 million through funding under agreed letters of credit. These letters mature on March 31, 2024 and incur interest at a rate of 15.49%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.

As of December 31, 2023, Global Independent Connect Limited has utilized $1.1 million through funding under agreed letters of credit. These letters mature on March 31, 2024 and their interest rates range from 13.25% to 15.49%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.